Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Investment Properties [Abstract]
Schedule of investment properties
	2021
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	18,168	1,844	20,012
Additions	36	—	36
Sale of investment properties	—	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	—	(1,312)
Fair value adjustment (note 23)	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308
	2020
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	—	(3,739)	(3,739)
Fair value adjustment (note 23)	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	—	(28)
Ending balance	18,168	1,844	20,012

Schedule of change in the price used for the valuation of the investment properties
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Commercial building
2021	+/ – 10	875	1,565	(1,565)

2020	+/ – 10	1,016	1,816	(1,816)

2019	+/ – 10	1,122	2,006	(2,006)
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Lands
2021	+/ – 10	168	62	(62)

2020	+/ – 10	189	184	(184)

2019	+/ – 10	203	565	(565)